Basis of Presentation and General Information, Going Concern - 20F (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Sep. 30, 2016 USD ($)
Basis of Presentation and General Information [Abstract]
Number of vessels acquired | Vessel	8
Basis of Presentation and General Information [Abstract]
Scheduled debt installment payments for next twelve months	$ 950	$ 6,840
Alpha Bank [Member]
Basis of Presentation and General Information [Abstract]
Scheduled debt installment payments for next twelve months	$ 1,000